Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Net loss from continuing operations	$ (215,678)	$ (93,443)	$ (338,665)	$ (116,507)
Accumulated deficit	$ (9,222,214)		$ (9,222,214)		$ (9,140,474)
Tax benefit percentage			50.00%
Number of segment			1
Credit Concentration Risk [Member] | One Customers [Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			10.70%
Credit Concentration Risk [Member] | Two Customers [Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%
Credit Concentration Risk [Member] | Three Customers [Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%
Credit Concentration Risk [Member] | Four Customers [Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			13.40%
Credit Concentration Risk [Member] | Five Customers [Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.50%
Credit Concentration Risk [Member] | Six Customers []Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.80%
Credit Concentration Risk [Member] | Seven Customers []Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			22.60%
Credit Concentration Risk [Member] | No Major Customer [Member] | Total sales [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%
Credit Concentration Risk [Member] | No Major Vendor [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	100.00%	100.00%	1.00%	100.00%
Discontinued Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Bad debt allowance					$ 2,252
Selling expenses		$ 10,542	$ 8,009	$ 19,959
Advertising expense		26,839	1,228	53,134
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Selling expenses
Advertising expense